Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

215-988-2700

Fax: 215-988-2757

www.drinkerbiddle.com

June 19, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, NE

Washington, DC 20549

Re: BlackRock Liquidity Funds (the “Trust”)/Proxy Materials (1933 Act Registration No. 2-47015) (1940 Act Registration No. 811-02354)

Dear Sir or Madam:

                We hereby submit for filing by direct electronic transmission by the Trust pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, a revised version of the Trust’s definitive proxy statement as filed with the Commission on June 15, 2006, and as previously revised in a filing with the Commission on June 16, 2006, along with the related forms of proxy.  The proxy statement has been revised to (i) remove an incorrect reference to a proposal to elect trustees in the next to last paragraph of the Notice of Special Meeting of Shareholders, and (ii) set the last paragraph of the proxy statement on page 24 in bold type.

                Please call the undersigned at (215) 988-2442 with any questions concerning the foregoing.

Sincerely yours,

/s/ Edward T. Searle
Edward T. Searle